[AXA EQUITABLE LOGO]

                                                                      DODIE KENT
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                             Fax: (212) 707-1791

                                                                  LAW DEPARTMENT

July 8, 2011

VIA EDGAR

United States Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:	Separate Account A AXA Equitable Life Insurance Company Form N-4 Registration Statement File Nos. 333-130988 and 811-01705 CIK No. 0000089024

AXA Equitable Life Insurance Company ("AXA Equitable") is transmitting via EDGAR for filing, pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 10 and Amendment No. 241 ("Amendment") to AXA Equitable's Form N-4 Registration Statement File Nos. 333-130988 and 811-01705 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. A ("Separate Account") of AXA Equitable.

EQUI-VEST® StrategiesSM  (Series 901) is a group deferred annuity contract used in employer-sponsored retirement plans. The contract is a funding vehicle for employers' Internal Revenue Code Section 403(b) plans and Internal Revenue Code Section 457(b) employee deferred compensation plans.

The purpose of this Amendment is to modify the loan provision (including the charge associated with a loan) for all certificate owners who participate on and after September 19, 2011. To this end, we have amended the Fee Table and related sections of the prospectus with the supplement included in this Amendment.

Please contact the undersigned (212-314-3970), if there are any questions in connection with this matter.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

Enclosures

cc:  Christopher E. Palmer, Esq.